UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Money Market Series
DWS Money Market Series (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2013, the Fund owned approximately 80% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 16.1%
Australia & New Zealand Banking Group Ltd., 0.255%, 4/23/2013	109,000,000	109,000,333
Banco del Estado de Chile:
0.23%, 6/10/2013	131,600,000	131,600,000
0.24%, 5/14/2013	44,498,000	44,498,000
Bank of Nova Scotia, 0.24%, 4/11/2013	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.23%, 4/19/2013	100,000,000	100,000,000
Caisse des Depots et Consignations, 1.25%, 9/20/2013	22,000,000	22,099,416
Canadian Imperial Bank of Commerce, 1.45%, 9/13/2013	10,014,000	10,066,806
China Construction Bank Corp.:
0.3%, 5/13/2013	49,000,000	49,000,000
0.32%, 5/28/2013	142,261,000	142,261,000
0.33%, 4/16/2013	70,000,000	70,000,000
0.34%, 6/7/2013	100,000,000	100,000,000
0.34%, 6/14/2013	50,000,000	50,000,000
0.36%, 4/5/2013	84,000,000	84,000,000
Credit Suisse, 0.32%, 4/2/2013	122,544,000	122,544,493
DnB Bank ASA:
0.22%, 6/4/2013	142,000,000	142,000,000
0.225%, 7/3/2013	59,000,000	59,000,000
0.23%, 5/9/2013	100,000,000	100,000,000
DZ Bank:
0.17%, 4/18/2013	90,250,000	90,250,000
0.22%, 5/10/2013	150,000,000	150,000,000
0.22%, 6/5/2013	142,000,000	142,000,000
European Investment Bank, 3.0%, 4/8/2014	61,700,000	63,413,409
Export Development Canada, 144A, 0.335%, 5/23/2013	19,000,000	19,000,000
Industrial & Commercial Bank of China:
0.29%, 5/28/2013	139,700,000	139,700,000
0.29%, 6/4/2013	97,480,000	97,480,000
0.31%, 5/6/2013	245,000,000	245,000,000
Inter-American Development Bank, 1.625%, 7/15/2013	25,000,000	25,108,150
Kreditanstalt Fuer Wiederaufbau:
0.211%, 2/28/2014	50,000,000	49,971,751
0.22%, 4/11/2014	72,000,000	71,972,519
Microsoft Corp., 0.875%, 9/27/2013	6,151,000	6,170,016
Mitsubishi UFJ Trust & Banking Corp., 0.24%, 4/18/2013	66,000,000	66,000,000
Mizuho Corporate Bank Ltd., 0.25%, 5/3/2013	60,900,000	60,902,703
Natixis, 0.2%, 4/15/2013	38,500,000	38,500,000
Nordea Bank Finland PLC:
0.25%, 9/9/2013	157,000,000	157,000,000
0.25%, 9/16/2013	25,000,000	25,000,000
0.27%, 7/8/2013	150,000,000	150,000,000
0.29%, 5/20/2013	46,950,000	46,950,635
0.3%, 6/13/2013	80,000,000	80,000,000
0.3%, 6/14/2013	58,000,000	58,000,000
0.3%, 6/17/2013	44,425,000	44,427,842
Norinchukin Bank, 0.27%, 4/10/2013	75,600,000	75,600,944
Oversea-Chinese Banking Corp., Ltd., 0.25%, 9/9/2013	50,000,000	50,000,000
Rabobank Nederland NV, 0.27%, 9/9/2013	52,500,000	52,500,000
Standard Chartered Bank, 0.25%, 4/9/2013	155,000,000	155,000,000
Sumitomo Mitsui Banking Corp., 0.23%, 5/2/2013	63,600,000	63,601,640
Svenska Handelsbanken AB:
0.225%, 7/22/2013	94,000,000	94,001,331
0.28%, 7/23/2013	119,000,000	119,001,865
Toronto-Dominion Bank:
0.3%, 4/22/2013	50,000,000	50,001,164
0.48%, 7/26/2013	41,000,000	41,030,400

Total Certificates of Deposit and Bank Notes (Cost $3,963,654,417)		3,963,654,417
Commercial Paper 39.3%
Issued at Discount ** 36.2%
ANZ National International Ltd., 0.3%, 10/29/2013	199,000,000	198,650,092
ASB Finance Ltd., 0.25%, 7/25/2013	12,619,000	12,608,922
Autobahn Funding Co., LLC, 144A, 0.25%, 4/2/2013	15,500,000	15,499,892
Bank of China Ltd., 0.29%, 6/10/2013	75,000,000	74,957,708
Barclays Bank PLC, 0.18%, 4/10/2013	111,498,000	111,492,983
Bedford Row Funding Corp.:
144A, 0.32%, 7/15/2013	44,125,000	44,083,817
144A, 0.39%, 10/21/2013	53,125,000	53,008,169
144A, 0.42%, 1/3/2014	53,125,000	52,953,318
BNP Paribas, 0.16%, 4/1/2013	21,101,000	21,101,000
BNZ International Funding Ltd., 144A, 0.26%, 8/8/2013	10,000,000	9,990,683
Caisse des Depots et Consignations:
144A, 0.22%, 6/18/2013	46,000,000	45,978,073
144A, 0.23%, 6/17/2013	160,000,000	159,921,289
144A, 0.26%, 4/15/2013	23,100,000	23,097,664
144A, 0.265%, 4/11/2013	42,000,000	41,996,908
144A, 0.275%, 4/26/2013	100,000,000	99,980,903
Canada:
0.16%, 8/23/2013	10,000,000	9,993,600
0.18%, 11/15/2013	50,000,000	49,943,000
Chevron Corp., 144A, 0.1%, 4/9/2013	50,216,000	50,214,884
Collateralized Commercial Paper Co., LLC, 0.33%, 4/4/2013	100,000,000	99,997,250
Collateralized Commercial Paper II Co., LLC:
144A, 0.25%, 7/9/2013	50,000,000	49,965,625
144A, 0.3%, 5/21/2013	40,000,000	39,983,333
144A, 0.3%, 6/3/2013	85,000,000	84,955,375
144A, 0.32%, 5/14/2013	130,000,000	129,950,311
144A, 0.33%, 5/15/2013	129,000,000	128,947,970
Commonwealth Bank of Australia, 144A, 0.27%, 6/17/2013	50,000,000	49,971,125
CPPIB Capital, Inc.:
0.17%, 6/24/2013	100,000,000	99,960,333
0.18%, 4/2/2013	25,000,000	24,999,875
0.18%, 7/16/2013	70,000,000	69,962,900
0.2%, 4/2/2013	19,517,000	19,516,892
DBS Bank Ltd.:
144A, 0.24%, 7/18/2013	60,000,000	59,956,800
144A, 0.25%, 7/8/2013	25,000,000	24,982,986
144A, 0.25%, 9/12/2013	29,200,000	29,166,745
DnB Bank ASA:
0.24%, 5/13/2013	50,000,000	49,986,000
0.26%, 4/5/2013	100,000,000	99,997,111
0.26%, 4/8/2013	108,000,000	107,994,540
Erste Abwicklungsanstalt:
0.21%, 6/3/2013	40,500,000	40,485,116
0.24%, 8/1/2013	52,000,000	51,957,707
0.245%, 9/13/2013	50,000,000	49,943,854
0.25%, 9/12/2013	15,000,000	14,982,917
0.39%, 7/16/2013	30,000,000	29,965,550
0.39%, 7/17/2013	100,000,000	99,884,083
0.39%, 7/22/2013	30,500,000	30,462,993
0.4%, 10/11/2013	40,000,000	39,914,222
0.41%, 8/1/2013	75,000,000	74,895,792
0.42%, 5/21/2013	39,200,000	39,177,133
0.425%, 7/8/2013	22,000,000	21,974,547
0.425%, 8/1/2013	25,000,000	24,963,993
0.43%, 7/19/2013	50,000,000	49,934,903
0.43%, 8/13/2013	19,200,000	19,169,269
0.43%, 11/29/2013	45,000,000	44,869,925
0.44%, 6/25/2013	26,178,000	26,150,804
0.45%, 4/24/2013	50,000,000	49,985,625
0.46%, 4/11/2013	40,000,000	39,994,889
0.48%, 5/2/2013	40,946,000	40,929,076
0.5%, 4/18/2013	619,000	618,854
0.5%, 6/7/2013	50,000,000	49,953,472
0.5%, 6/12/2013	30,000,000	29,970,000
0.52%, 7/17/2013	25,000,000	24,961,361
0.53%, 7/1/2013	50,000,000	49,933,014
0.54%, 4/18/2013	13,259,000	13,255,619
0.57%, 4/23/2013	60,000,000	59,979,100
0.58%, 4/10/2013	75,891,000	75,879,996
General Electric Capital Corp., 0.2%, 4/22/2013	494,000	493,942
Google, Inc.:
0.11%, 5/15/2013	13,000,000	12,998,252
0.15%, 5/2/2013	56,992,000	56,984,639
Hannover Funding Co., LLC:
0.27%, 4/15/2013	28,500,000	28,497,008
0.28%, 4/29/2013	29,574,000	29,567,560
Johnson & Johnson:
144A, 0.12%, 5/22/2013	100,000,000	99,983,000
144A, 0.12%, 5/23/2013	200,000,000	199,965,333
Kells Funding LLC:
144A, 0.25%, 9/17/2013	95,000,000	94,888,507
144A, 0.25%, 9/20/2013	98,000,000	97,882,945
144A, 0.26%, 8/14/2013	50,000,000	49,951,250
144A, 0.26%, 8/15/2013	31,000,000	30,969,551
144A, 0.28%, 7/24/2013	125,000,000	124,889,167
144A, 0.3%, 7/16/2013	50,000,000	49,955,833
144A, 0.34%, 5/28/2013	49,000,000	48,973,622
144A, 0.41%, 4/4/2013	65,000,000	64,997,779
144A, 0.42%, 4/2/2013	32,500,000	32,499,621
144A, 0.44%, 4/24/2013	54,000,000	53,984,820
144A, 0.46%, 4/17/2013	36,000,000	35,992,640
Kreditanstalt Fuer Wiederaufbau:
144A, 0.18%, 6/13/2013	40,700,000	40,685,145
144A, 0.19%, 5/2/2013	136,000,000	135,977,749
144A, 0.19%, 6/25/2013	43,000,000	42,980,710
144A, 0.2%, 7/5/2013	128,491,000	128,423,185
144A, 0.2%, 7/15/2013	125,000,000	124,927,083
Liberty Street Funding LLC, 144A, 0.18%, 4/2/2013	52,000,000	51,999,740
Manhattan Asset Funding Co., LLC:
144A, 0.2%, 4/3/2013	70,000,000	69,999,222
144A, 0.2%, 5/13/2013	20,000,000	19,995,333
144A, 0.21%, 5/14/2013	13,000,000	12,996,739
144A, 0.22%, 4/4/2013	1,805,000	1,804,967
Merck & Co., Inc., 0.12%, 5/16/2013	56,800,000	56,791,480
Nederlandse Waterschapsbank NV, 0.27%, 9/23/2013	50,000,000	49,934,375
Nestle Finance International Ltd.:
0.2%, 9/16/2013	168,500,000	168,342,733
0.25%, 4/15/2013	21,700,000	21,697,890
0.27%, 5/7/2013	110,000,000	109,970,300
Nieuw Amsterdam Receivables Corp.:
144A, 0.19%, 5/14/2013	80,035,000	80,016,837
144A, 0.21%, 5/21/2013	110,756,000	110,723,696
144A, 0.23%, 4/4/2013	90,000,000	89,998,275
Nordea North America, Inc.:
0.27%, 7/22/2013	150,000,000	149,874,000
0.275%, 7/16/2013	100,000,000	99,919,028
Oversea-Chinese Banking Corp., Ltd., 0.19%, 5/8/2013	98,500,000	98,480,765
Paccar Financial Corp., 0.13%, 4/8/2013	5,700,000	5,699,856
PepsiCo, Inc.:
0.11%, 4/9/2013	100,000,000	99,997,556
0.14%, 5/22/2013	100,000,000	99,980,167
Pfizer, Inc., 0.14%, 4/4/2013	82,879,000	82,878,033
Proctor & Gamble Co.:
0.12%, 5/1/2013	50,000,000	49,995,000
0.12%, 5/8/2013	65,000,000	64,991,983
0.13%, 5/20/2013	150,000,000	149,973,458
0.135%, 6/12/2013	25,000,000	24,993,250
0.14%, 5/21/2013	50,000,000	49,990,278
0.14%, 5/31/2013	50,000,000	49,988,333
0.14%, 6/10/2013	105,000,000	104,971,417
0.16%, 8/1/2013	23,500,000	23,487,258
Province of Ontario Canada, 0.15%, 5/2/2013	45,559,000	45,553,115
PSP Capital, Inc., 0.22%, 9/25/2013	25,000,000	24,972,958
Queensland Treasury Corp., 0.17%, 6/17/2013	49,000,000	48,982,183
Regency Markets No. 1 LLC, 144A, 0.18%, 4/22/2013	75,000,000	74,992,125
Roche Holdings, Inc.:
144A, 0.12%, 4/9/2013	17,000,000	16,999,547
144A, 0.13%, 6/3/2013	42,500,000	42,490,331
Scaldis Capital LLC:
0.19%, 4/18/2013	58,000,000	57,994,796
0.2%, 4/8/2013	65,000,000	64,997,472
0.2%, 4/22/2013	50,000,000	49,994,167
Skandinaviska Enskilda Banken AB:
0.225%, 5/6/2013	81,750,000	81,732,117
0.23%, 4/8/2013	85,000,000	84,996,199
0.24%, 4/4/2013	50,000,000	49,999,000
Standard Chartered Bank:
0.24%, 7/15/2013	150,000,000	149,895,000
0.27%, 7/11/2013	258,673,000	258,477,055
Straight-A Funding LLC:
144A, 0.19%, 4/8/2013	35,000,000	34,998,707
144A, 0.19%, 4/10/2013	50,031,000	50,028,624
144A, 0.19%, 4/15/2013	125,000,000	124,990,764
144A, 0.19%, 4/16/2013	65,643,000	65,637,803
Svenska Handelsbanken AB:
0.23%, 6/7/2013	183,700,000	183,621,366
0.275%, 7/31/2013	148,550,000	148,412,695
Sydney Capital Corp., 144A, 0.25%, 5/14/2013	9,500,000	9,497,163
Thunder Bay Funding LLC, 144A, 0.21%, 5/15/2013	71,000,000	70,981,777
UOB Funding LLC:
0.16%, 4/12/2013	981,000	980,952
0.22%, 4/23/2013	50,000,000	49,993,278
Victory Receivables Corp.:
144A, 0.19%, 4/5/2013	50,009,000	50,007,944
144A, 0.19%, 4/12/2013	22,565,000	22,563,690
144A, 0.19%, 4/16/2013	7,450,000	7,449,410
144A, 0.21%, 5/13/2013	79,000,000	78,980,645
Wal-Mart Stores, Inc., 0.11%, 4/8/2013	14,382,000	14,381,692

		8,890,525,775
Issued at Par * 3.1%
ASB Finance Ltd.:
144A, 0.33%, 6/12/2013	75,000,000	74,999,392
144A, 0.414%, 9/4/2013	52,500,000	52,500,000
144A, 0.47%, 5/17/2013	65,000,000	65,000,000
Atlantic Asset Securitization LLC, 144A, 0.253%, 9/4/2013	30,000,000	29,998,874
Australia & New Zealand Banking Group Ltd., 144A, 0.36%, 12/6/2013	125,000,000	125,000,000
BNZ International Funding Ltd.:
144A, 0.382%, 10/23/2013	50,000,000	50,000,000
144A, 0.472%, 5/9/2013	24,000,000	24,000,000
Kells Funding LLC:
144A, 0.303%, 10/21/2013	53,000,000	53,000,245
144A, 0.353%, 9/3/2013	50,000,000	50,000,000
Westpac Banking Corp.:
144A, 0.293%, 9/3/2013	49,000,000	49,000,000
144A, 0.34%, 11/29/2013	100,000,000	100,000,000
144A, 0.54%, 4/26/2013	90,000,000	90,000,000

		763,498,511

Total Commercial Paper (Cost $9,654,024,286)		9,654,024,286
Government & Agency Obligations 4.8%
U.S. Government Sponsored Agencies 4.1%
Federal Farm Credit Bank:
0.19%, 12/13/2013	30,000,000	30,000,000
0.216% **, 5/23/2013	15,000,000	14,995,233
Federal Home Loan Bank:
0.072% **, 4/3/2013	7,000,000	6,999,963
0.105% *, 4/4/2013	20,000,000	19,999,977
0.118% **, 6/3/2013	60,000,000	59,987,400
0.15%, 6/14/2013	50,000,000	49,999,317
0.16%, 6/5/2013	40,000,000	39,999,286
0.16%, 12/19/2013	23,160,000	23,158,935
0.17% *, 11/8/2013	20,000,000	19,995,181
0.18% *, 7/25/2013	35,000,000	34,999,438
0.195% *, 11/4/2013	22,000,000	21,996,696
0.198% **, 6/7/2013	50,000,000	49,981,389
0.24%, 4/12/2013	25,000,000	24,999,902
0.27%, 7/3/2013	35,000,000	35,000,000
0.36%, 5/16/2013	40,000,000	40,005,512
0.375%, 11/27/2013	41,835,000	41,894,929
0.875%, 12/27/2013	25,000,000	25,129,161
Federal Home Loan Mortgage Corp.:
0.099% **, 7/9/2013	25,000,000	24,993,125
0.119% **, 8/26/2013	18,000,000	17,991,180
0.139% **, 8/13/2013	27,000,000	26,985,930
0.148% **, 5/29/2013	65,000,000	64,984,292
0.148% **, 6/12/2013	33,000,000	32,990,100
0.159% **, 7/1/2013	25,000,000	24,989,889
0.167% **, 5/29/2013	38,800,000	38,789,373
Federal National Mortgage Association:
0.01% **, 4/1/2013	28,849,000	28,849,000
0.099% **, 6/24/2013	42,500,000	42,490,083
0.109% **, 7/2/2013	16,000,000	15,995,502
0.109% **, 7/25/2013	25,000,000	24,991,215
0.156% **, 5/1/2013	32,000,000	31,995,733
0.157% **, 5/16/2013	50,000,000	49,990,000
2.75%, 3/13/2014	27,629,000	28,299,228

		993,476,969
U.S. Treasury Obligations 0.7%
U.S. Treasury Notes:
0.25%, 11/30/2013	2,800,000	2,801,468
0.5%, 5/31/2013	50,000,000	50,029,503
0.5%, 10/15/2013	7,500,000	7,512,767
0.5%, 11/15/2013	16,000,000	16,034,588
0.75%, 12/15/2013	13,000,000	13,053,720
1.125%, 6/15/2013	50,000,000	50,092,988
4.0%, 2/15/2014	33,000,000	34,103,236

		173,628,270

Total Government & Agency Obligations (Cost $1,167,105,239)		1,167,105,239
Short-Term U.S. Treasury Obligations 2.4%
U.S. Treasury Bills:
0.05% **, 4/4/2013	2,495,000	2,494,990
0.055% **, 5/2/2013	129,410,000	129,403,815
0.063% **, 5/2/2013	600,000	599,967
0.065% **, 5/9/2013	17,881,000	17,879,774
0.07% **, 4/18/2013	440,000	439,985
0.073% **, 4/18/2013	6,000,000	5,999,792
0.075% **, 4/11/2013	989,000	988,979
0.085% **, 7/5/2013	1,500,000	1,499,663
0.1% **, 6/27/2013	5,720,000	5,718,618
0.118% **, 8/15/2013	33,432,000	33,417,097
0.122% **, 12/12/2013	35,550,000	35,519,153
0.144% **, 2/6/2014	20,000,000	19,975,034
0.157% **, 6/27/2013	37,756,000	37,741,629
0.177% **, 10/17/2013	291,320,000	291,034,162

Total Short-Term U.S. Treasury Obligations (Cost $582,712,658)		582,712,658
Short-Term Notes * 11.0%
Bank of Nova Scotia:
0.24%, 8/9/2013	92,600,000	92,600,000
0.25%, 10/10/2013	25,000,000	25,000,000
0.29%, 1/10/2014	135,000,000	135,000,000
0.292%, 1/10/2014	108,000,000	108,000,000
Canadian Imperial Bank of Commerce:
0.32%, 4/26/2013	145,000,000	145,000,000
0.342%, 4/12/2013	100,000,000	100,003,729
HSBC Bank PLC, 144A, 0.72%, 5/15/2013	58,000,000	58,031,414
JPMorgan Chase Bank NA, 0.373%, 6/18/2013	62,000,000	62,023,193
Kommunalbanken AS:
144A, 0.19%, 2/26/2014	33,000,000	33,000,000
144A, 0.19%, 3/5/2014	100,000,000	100,000,000
144A, 0.425%, 5/7/2013	40,000,000	40,003,619
Kreditanstalt Fuer Wiederaufbau, 0.483%, 1/17/2014	60,000,000	60,113,984
National Australia Bank Ltd.:
0.282%, 8/13/2013	84,500,000	84,500,000
0.385%, 4/9/2013	20,000,000	20,000,000
Rabobank Nederland NV:
0.302%, 9/10/2013	100,000,000	100,000,000
0.371%, 1/27/2014	150,000,000	150,000,000
0.383%, 6/27/2013	60,000,000	60,000,000
0.392%, 11/14/2013	50,000,000	50,000,000
0.448%, 5/7/2013	1,000,000	1,000,000
144A, 0.5%, 6/14/2013	75,000,000	75,000,000
Royal Bank of Canada:
0.34%, 2/28/2014	115,000,000	115,000,000
0.52%, 6/4/2013	46,250,000	46,250,000
0.52%, 6/13/2013	110,500,000	110,500,000
Svensk Exportkredit AB, 144A, 0.41%, 5/22/2013	65,000,000	65,000,000
Toronto-Dominion Bank, 0.293%, 4/19/2013	129,200,000	129,205,339
Wells Fargo Bank NA:
0.194%, 11/22/2013	114,560,000	114,560,000
0.253%, 3/7/2014	125,000,000	125,000,000
Westpac Banking Corp.:
0.254%, 7/24/2013	75,000,000	75,000,000
0.32%, 4/28/2014	15,000,000	15,000,000
0.34%, 11/15/2013	112,500,000	112,500,000
0.373%, 5/3/2013	100,000,000	100,007,751
0.462%, 8/9/2013	82,500,000	82,500,000
0.54%, 5/9/2013	125,000,000	125,000,000

Total Short-Term Notes (Cost $2,714,799,029)		2,714,799,029
Time Deposits 16.0%
Australia & New Zealand Banking Group Ltd., 0.1%, 4/1/2013	450,000,000	450,000,000
Banque Federative du Credit Mutuel, 0.16%, 4/2/2013	500,000,000	500,000,000
BNP Paribas, 0.1%, 4/1/2013	52,500,959	52,500,959
Citibank NA, 0.15%, 4/1/2013	98,000,000	98,000,000
Credit Agricole Corporate & Investment Bank, 0.17%, 4/1/2013	750,000,000	750,000,000
Credit Suisse, 0.1%, 4/1/2013	250,000,000	250,000,000
DnB Bank ASA, 0.1%, 4/1/2013	600,000,000	600,000,000
HSBC Bank PLC, 0.12%, 4/1/2013	350,000,000	350,000,000
Skandinaviska Enskilda Banken AB, 0.11%, 4/1/2013	675,000,000	675,000,000
Swedbank AB, 0.08%, 4/1/2013	200,000,000	200,000,000

Total Time Deposits (Cost $3,925,500,959)		3,925,500,959
Municipal Investments 7.6%
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.18% ***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.33% ***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.33% ***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.33% ***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.12% ***, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,000,000	20,000,000
California, State General Obligation:
TECP, 0.19%, 4/5/2013, LOC: U.S. Bank NA	24,000,000	24,000,000
TECP, 0.25%, 5/15/2013, LOC: U.S. Bank NA	15,000,000	15,000,000
California, Wells Fargo State Trusts:
Series 25C, 144A, 0.13% ***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Series 16C, 144A, 0.2% ***, Mandatory Put 8/15/2013 @ 100, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Charlotte, NC, Certificates of Participation, Series D, 0.19% ***, 6/1/2035, LOC: Bank of America NA	95,830,000	95,830,000
Chicago, IL, 0.19%, 4/3/2013, LOC: Bank of Montreal	17,095,000	17,094,820
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.15% ***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.13% ***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.13% ***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Indiana, State Finance Authority, Industrial Revenue, Midwest Fertilizer Corp. Project, 0.2%, Mandatory Put 7/1/2013 @ 100, 7/1/2046	50,000,000	50,000,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.13% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	4,500,000	4,500,000
Kentucky, State Housing Corp. Revenue, Series O, 0.18% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	16,660,000	16,660,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.14% ***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.14% ***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.18% ***, 10/1/2034, LOC: Bank of America NA	13,670,000	13,670,000
Michigan, Finance Authority, School Loan:
Series B, 0.17% ***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.17% ***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.17% ***, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,245,000	19,245,000
Series L-25, 144A, AMT, 0.17% ***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.13% ***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.18% ***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.16% ***, 12/1/2032, LOC: Royal Bank of Canada	19,729,000	19,729,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.15% ***, 4/1/2034, LOC: Royal Bank of Canada	9,525,000	9,525,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.13% ***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, RIB Floater Trust, Series 1WE, 144A, 0.19% ***, 9/30/2013, LIQ: Barclays Bank PLC	70,000,000	70,000,000
New York, State Energy Research & Development Authority, Consolidated Edison Co., Inc.:
Series A-3, AMT, 0.12% ***, 6/1/2036, LOC: Scotiabank	16,700,000	16,700,000
Series A-4, AMT, 0.12% ***, 6/1/2036, LOC: Scotiabank	39,100,000	39,100,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.22% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series BB-1, 0.12% ***, 6/15/2036, SPA: Bank of Tokyo-Mitsubishi UFJ	51,900,000	51,899,481
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.18% ***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.11% ***, 11/15/2028, SPA: TD Bank NA	41,000,000	41,000,000
New York, NY, General Obligation, Series E, 0.12% ***, 8/1/2034, LOC: Bank of America NA	34,190,000	34,189,658
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.18% ***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.22% ***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.13% ***, 9/1/2036, SPA: State Street Bank & Trust Co.	83,500,000	83,500,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.13% ***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.13% ***, 9/1/2037, LIQ: Wells Fargo Bank NA	43,245,000	43,245,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.13% ***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority:
Series E2, 0.16% ***, 6/1/2025, LOC: U.S. Bank NA	11,860,000	11,860,000
Series F, 0.18% ***, 6/1/2034, LOC: Bank of America NA	58,315,000	58,315,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.18% ***, 6/1/2025, LOC: Bank of America NA	11,870,000	11,870,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.12% ***, 12/1/2020, LOC: Bank of Nova Scotia	8,000,000	8,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.17% ***, 5/1/2016, LOC: BNP Paribas	52,000,000	52,000,000
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4263, 144A, 0.15% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	156,495,000	156,495,000
Texas, State General Obligation, Series E, 0.17% ***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	156,000,000	157,467,571
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.16% ***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	17,320,000	17,320,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.25% ***, Mandatory Put 8/15/2013 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
University of Illinois, Health Services Facilities Systems, 0.12% ***, 10/1/2026, LOC: JPMorgan Chase Bank NA	10,600,000	10,600,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.14% ***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.15% ***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 69C, 144A, 0.22% ***, 10/1/2019, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	23,000,000	23,000,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series E1, AMT, 0.13% ***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.16% ***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	11,740,000	11,740,000
Wyoming, State Student Loan Corp., Student Loan Revenue, Series A-3, 0.12% ***, 12/1/2043, LOC: Royal Bank of Canada	30,000,000	30,000,000

Total Municipal Investments (Cost $1,862,375,530)		1,862,375,530
Repurchase Agreements 3.2%
BNP Paribas, 0.29%, dated 3/11/2013, to be repurchased at $50,012,486 on 4/11/2013 (a)	50,000,000	50,000,000
Citigroup Global Markets, Inc., 0.12%, dated 3/27/2013, to be repurchased at $100,002,333 on 4/3/2013 (b)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.4%, dated 3/18/2013, to be repurchased at $351,419,444 on 3/18/2014 (c)	350,000,000	350,000,000
Merrill Lynch & Co., Inc., 0.15%, dated 3/28/2013, to be repurchased at $63,695,830 on 4/1/2013 (d)	63,694,768	63,694,768
Merrill Lynch & Co., Inc., 0.17%, dated 3/1/2013, to be repurchased at $200,175,667 on 9/3/2013 (e)	200,000,000	200,000,000
The Toronto-Dominion Bank, 0.12%, dated 3/27/2013, to be repurchased at $32,000,747 on 4/3/2013 (f)	32,000,000	32,000,000

Total Repurchase Agreements (Cost $795,694,768)		795,694,768

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $24,665,866,886) †	100.4	24,665,866,886
Other Assets and Liabilities, Net	(0.4)	(93,122,444)

Net Assets	100.0	24,572,744,442

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2013.

†	The cost for federal income tax purposes was $24,665,866,886.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,833,328	Bank of Nova Scotia	1.05	3/20/2015	16,008,022
4,082,616	CNOOC Finance 2033 Ltd.	5.5	5/21/2033	4,763,767
72,852	Deere & Co.	3.9	6/9/2042	73,126
26,336	European Investment Bank	1.125	8/15/2014	26,645
64,850	Korea East-West Power Co., Ltd.	2.5	7/16/2017	67,047
22,678,738	Korea Expressway Corp.	4.875-5.125	4/7/2014-5/20/2015	24,155,017
7,750	Korea Hydro & Nuclear Power Co., Ltd.	6.25	6/17/2014	8,356
8,018	Korea South-East Power Co., Ltd.	6.0	5/25/2016	9,244
7,336,622	Marine Park CLO Ltd.	1.76	5/18/2023	7,390,442
Total Collateral Value				52,501,666

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
485,668	Federal Home Loan Mortgage Corp.	3.5	4/1/2043	513,882
12,385,823	Federal National Mortgage Association	6.0	10/1/2039	13,639,491
81,583,509	Government National Mortgage Association	3.5-4.0	2/20/2042-1/20/2043	88,044,294
Total Collateral Value				102,197,667

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
75,673,036	Access Group, Inc.	0.494-1.702	9/26/2033-7/1/2038	72,222,706
2,609,035	ARI Fleet Lease Trust	0.499	1/15/2021	2,603,115
4,275,000	Bear Stearns Commercial Mortgage Securities Trust	5.835	9/11/2042	5,043,138
15,151	Chase Funding Trust	0.784	11/25/2034	14,705
166,429	CIT Home Equity Loan Trust	3.93	3/20/2032	170,763
4,800,947	Credit-Based Asset Servicing and Securitization LLC	4.585	10/25/2034	4,979,882
3,000,000	ECP CLO Ltd.	1.13	3/17/2022	2,953,989
2,202,074	Edsouth Indenture No 1 LLC	1.151	7/25/2023	2,238,061
6,000,000	Goldentree Loan Opportunities V Ltd.	0.972	10/18/2021	5,948,811
1,786,841	GSAMP Trust	1.104	10/25/2034	1,526,925
9,928,393	ING Investment Management CLO III Ltd.	0.498	12/13/2020	9,917,685
4,233,768	JP Morgan Chase Commercial Mortgage Securities Trust	5.893	2/12/2049	4,623,342
1,328,500	KKR Financial CLO 2006-1 Corp.	0.688	8/25/2018	1,296,932
33,033,082	KKR Financial CLO 2007-A Corp.	1.027	10/15/2017	32,886,572
30,000,000	Magnetite VI Ltd.	1.78	9/15/2023	30,184,100
9,517,828	Merrill Lynch Mortgage Investors Trust	0.404	8/25/2036	9,221,687
10,951,000	Morgan Stanley Capital I Trust	5.569	12/15/2044	12,281,116
21,195,000	MT Wilson CLO II Ltd.	0.508	7/11/2020	20,928,417
50,000,000	Schiller Park CLO Ltd.	0.526	4/25/2021	49,112,424
79,359,000	SLM Private Credit Student Loan Trust	0.55-0.71	9/15/2033-12/15/2039	61,922,732
9,885,798	SLM Private Education Loan Trust	3.2	5/16/2044	10,347,406
25,957,001	U.S. Education Loan Trust IV LLC	Zero Coupon	9/1/2047	22,131,952
Total Collateral Value				362,556,460

(d)	Collateralized by $63,890,100 U.S. Treasury Note, 1.25%, maturing on 4/15/2014 with a value of $64,968,684.

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,726,000	Asian Development Bank	0.875-5.82	6/10/2014-6/16/2028	8,124,242
25,750,000	Federal Agricultural Mortgage Corp.	1.45-3.84	1/24/2020-8/23/2022	26,801,280
28,775,000	Federal Home Loan Bank	1.55-5.25	2/5/2020-3/10/2028	32,031,316
17,900,000	Federal Home Loan Mortgage Corp. STRIPS	Zero Coupon	9/15/2029	10,131,579
69,034,000	Federal National Mortgage Association	Zero Coupon-2.75	5/1/2013-8/28/2023	69,501,652
13,197,000	Inter-American Development Bank	0.375-5.125	11/08/2013-10/28/2041	13,552,085
14,807,000	International Bank for Reconstruction & Development	0.5-3.625	5/21/2013-4/17/2017	14,903,362
1,590,000	International Finance Corp.	1.0-3.0	4/22/2014-11/17/2017	1,653,269
14,000,000	Residual Funding Corp. Principal Strip	Zero Coupon	1/15/2030	8,234,940
15,159,000	Tennessee Valley Authority	3.875-6.75	2/15/2021-11/1/2025	20,162,029
Total Collateral Value				205,095,754

(f) Collateralized by $32,580,200 U.S. Treasury Note, 0.375% maturing on 1/15/2016 with a value of $32,640,013.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
TECP: Tax-Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(i)	$—	$23,870,172,118	$—	$23,870,172,118
Repurchase Agreements	—	795,694,768	—	795,694,768
Total	$—	$24,665,866,886	$—	$24,665,866,886

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Series, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013